Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Aug. 31, 2015	Nov. 30, 2014
Discontinued Operations
Schedule of the operating results of discontinued operations

The operating results of discontinued operations for the three and nine months ended August 31, 2015 and 2014 are as follows (in thousands):

	Three months ended		Nine months ended
	August 31, 2015	August 31, 2014	August 31, 2015	August 31, 2014
	(unaudited)		(unaudited)
Net sales	$22,120	$26,950	$69,965	$79,222

Income (loss) from discontinued operations, before provision for income taxes	(1,846)	1,036	(2,006)	3,712
Income tax expense (benefit)	(793)	272	(793)	983

Income (loss) from discontinued operations	$(1,053)	$764	$(1,213)	$2,729

        The operating results of discontinued operations for fiscal 2104, 2013 and 2012 are as follows (in thousands):

	Year ended
	November 30, 2014	November 30, 2013	November 30, 2012
Net sales	$104,530	$111,766	$109,158

Income from discontinued operations, before provision for income taxes	1,195	4,719	14,985
Income tax expense	429	4,617	6,788

Income from discontinued operations	$766	$102	$8,197

Schedule of Major Assets and Liabilities Held for Sale

The components of major assets and liabilities held for sale at August 31, 2015 and November 30, 2014 were as follows (in thousands):

	August 31, 2015	November 30, 2014
	(unaudited)	(unaudited)
ASSETS:

Current assets:
Accounts receivable, net	$682	$1,309
Factored accounts receivable, net	12,014	19,316
Inventories, net	29,396	35,965
Prepaid expenses and other current assets	337	460
Property and equipment, net	1,988	—
Goodwill	3,836	—
Intangible assets	24,000	—
Other assets	279	—

Total Current assets	72,532	57,050

Noncurrent assets:
Property and equipment, net	—	2,143
Goodwill	—	3,836
Intangible assets	—	24,000
Other assets	—	218

Total Noncurrent assets	—	30,197

Assets of held for sale	$72,532	$87,247

LIABILITIES:

Current liabilities:
Accounts payable and accrued expenses	$4,558	$11,680
Deferred rent	1,302	—

Total Current liabilities	5,860	11,680

Noncurrent liabilities:
Deferred rent	—	1,283

Total Noncurrent liabilities	—	1,283

Liabilities held for sale	$5,860	$12,963

The components of major assets and liabilities held for sale at November 30, 2014 and 2013 were as follows (in thousands):

	November 30, 2014	November 30, 2013
ASSETS:
Current assets:
Accounts receivable, net	$1,309	$1,202
Factored accounts receivable, net	19,316	17,690
Inventories, net	35,965	29,919
Prepaid expenses and other current assets	460	264

Total Current assets	57,050	49,075

Noncurrent assets:
Property and equipment, net	2,143	2,697
Goodwill	3,836	3,836
Intangible assets	24,000	24,000
Other assets	218	335

Total Noncurrent assets	30,197	30,868

Assets of held for sale	$87,247	$79,943

LIABILITIES:
Current liabilities:
Accounts payable and accrued expenses	$11,680	$9,894

Total Current liabilities	11,680	9,894

Noncurrent liabilities:
Deferred rent	1,283	1,165

Total Noncurrent liabilities	1,283	1,165

Liabilities held for sale	$12,963	$11,059